Subsequent events - Additional Information (Detail)	Apr. 27, 2022	Mar. 22, 2022	Feb. 22, 2022 USD ($) shares	Feb. 16, 2022 USD ($)	Jan. 27, 2022 shares	Nov. 30, 2021	Nov. 16, 2021
ITA CORPBANCA COLOMBIA
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired | shares			93,306,684
Percentage of voting equity interests acquired			12.36%
Amount of shares acquired | $			$ 414,142,063.65	$ 414,142,063.66
Direct interest owned			94.99%
Total interest owned			99.4617%
Closing foreign exchange rate | $				804.17
Percentage Change In Common Equity Tier One Capital Attributable To Shares Purchase			(1.37%)
Total Capital Ratio			15.47%
Common Equity Tier One Fully Loaded Capital Ratio			9.50%
ITA CORPBANCA COLOMBIA | Itau Corpbanca [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			7.89%
ITA CORPBANCA COLOMBIA | Itau Holding Colombia S.A.S. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			4.47%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired | shares					4,800
Percentage of voting equity interests acquired					20.00%
Itau Corpbanca [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						1.27%	56.94%
Major ordinary share transactions [member] | Itau Corpbanca [member] | Itau Unibanco Holding S A [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity sold		0.64%
Total interest owned		55.96%
Major ordinary share transactions [member] | Itau Corpbanca [member] | Saieh Family [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity sold	0.29%
Total interest owned	14.00%